Cash and Restricted Cash (Details) - CAD ($)	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Cash and Restricted Cash
Cash	$ 10,309,000	$ 50,000	$ 3,259,000
Restricted cash	144,000		130,000
Cash and restricted cash	$ 10,453,000		$ 3,389,000